Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Preferred Equity	Limited partnership units	Limited partnership units Issued capital	Limited partnership units Retained earnings	Limited partnership units Ownership Changes	Limited partnership units Accumulated other comprehensive income	General partnership units	General partnership units Issued capital	General partnership units Retained earnings	General partnership units Ownership Changes	General partnership units Accumulated other comprehensive income	Redeemable/Exchangeable Partnership Units Non-controlling interests	Limited Partnership Units of Brookfield Office Properties Exchange LP Non-controlling interests	BPYU Units Non-controlling interests	Interests of Others In Operating Subsidiaries And Properties Non-controlling interests	FV LTIP Units of the Operating Partnership [Member] Non-controlling interests
Equity	$ 46,740	$ 0	$ 12,353	$ 8,987	$ 2,234	$ 1,657	$ (525)	$ 4	$ 4	$ 2	$ (2)	$ 0	$ 12,740	$ 96	$ 3,091	$ 18,456	$ 0
Beginning balance at Dec. 31, 2018	46,740	0	12,353	8,987	2,234	1,657	(525)	4	4	2	(2)	0	12,740	96	3,091	18,456	0
Net (loss) income	736		203		203								209	2	46	276
Other comprehensive (loss)	(14)		(11)		0		(11)						(11)		(2)	10
Total comprehensive (loss) income	722		192		203		(11)						198	2	44	286
Distributions	(2,387)		(281)		(281)								(289)	(2)	(63)	(1,752)
Preferred distributions	3		(3)		(3)
Issuance / repurchase of interests in operating subsidiaries	(1,156)	178	(176)	(333)	67	90							37	1	(92)	(1,104)
Exchange of exchangeable units	0		1	1										(1)
Conversion of Class A shares of Brookfield Property REIT Inc.			674	445		229							0	0	(674)
Change in relative interests of non-controlling interests			(120)			(100)	(20)						128		(8)
Ending balance at Jun. 30, 2019	43,916	178	12,640	9,100	2,220	1,876	(556)	4	4	2	(2)	0	12,814	96	2,298	15,886	0
Equity	43,916	178	12,640	9,100	2,220	1,876	(556)	4	4	2	(2)	0	12,814	96	2,298	15,886	0
Net (loss) income	736		203		203								209	2	46	276
Other comprehensive (loss)	(14)		(11)		0		(11)						(11)		(2)	10
Total comprehensive (loss) income	722		192		203		(11)						198	2	44	286
Distributions to Limited Partners	2,387		281		281								289	2	63	1,752
Dividends Paid, Preferred	(3)		3		3
Issuance / repurchase of interests in operating subsidiaries	(1,156)	178	(176)	(333)	67	90							37	1	(92)	(1,104)
Exchange of exchangeable units	0		1	1										(1)
Conversion of Class A shares of Brookfield Property REIT Inc.			674	445		229							0	0	(674)
Change in relative interests of non-controlling interests			(120)			(100)	(20)						128		(8)
Equity	43,916	178	12,640	9,100	2,220	1,876	(556)	4	4	2	(2)	0	12,814	96	2,298	15,886	0
Equity	44,935	420	13,274	9,257	2,539	1,960	(482)	4	4	2	(1)	(1)	13,200	87	1,930	15,985	35
Beginning balance at Dec. 31, 2019	44,935	420	13,274	9,257	2,539	1,960	(482)	4	4	2	(1)	(1)	13,200	87	1,930	15,985	35
Net (loss) income	(1,885)		(814)		(814)								(810)	(5)	(108)	(146)	(2)
Other comprehensive (loss)	(856)		(228)				(228)						(228)	(1)	(30)	(368)	(1)
Total comprehensive (loss) income	(2,741)		(1,042)		(814)		(228)						(1,038)	(6)	(138)	(514)	(3)
Distributions	(999)		(291)		(291)								(290)	(2)	(40)	(375)	(1)
Preferred distributions	(20)		(10)		(10)								(9)		(1)		0
Issuance / repurchase of interests in operating subsidiaries	404	279	(138)	(208)	(14)	84							(9)		(19)	288	3
Exchange of exchangeable units	0		1	1										(1)
Conversion of Class A shares of Brookfield Property REIT Inc.	0		239	117		122									(239)
Change in relative interests of non-controlling interests	0		(98)			(95)	(3)						67		13		18
Ending balance at Jun. 30, 2020	41,579	699	11,935	9,167	1,410	2,071	(713)	4	4	2	(1)	(1)	11,921	78	1,506	15,384	52
Equity	44,935	699	11,935	9,167	1,410	2,071	(713)	4	4	2	(1)	(1)	11,921	78	1,506	15,384	52
Net (loss) income	(1,885)		(814)		(814)								(810)	(5)	(108)	(146)	(2)
Other comprehensive (loss)	(856)		(228)				(228)						(228)	(1)	(30)	(368)	(1)
Total comprehensive (loss) income	(2,741)		(1,042)		(814)		(228)						(1,038)	(6)	(138)	(514)	(3)
Distributions to Limited Partners	999		291		291								290	2	40	375	1
Dividends Paid, Preferred	20		10		10								9		1		0
Issuance / repurchase of interests in operating subsidiaries	404	279	(138)	(208)	(14)	84							(9)		(19)	288	3
Exchange of exchangeable units	0		1	1										(1)
Conversion of Class A shares of Brookfield Property REIT Inc.	0		239	117		122									(239)
Change in relative interests of non-controlling interests	0		(98)			(95)	(3)						67		13		18
Equity	$ 41,579	$ 699	$ 11,935	$ 9,167	$ 1,410	$ 2,071	$ (713)	$ 4	$ 4	$ 2	$ (1)	$ (1)	$ 11,921	$ 78	$ 1,506	$ 15,384	$ 52